Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions		3 Months Ended						9 Months Ended
		Jul. 31, 2025		Apr. 30, 2025		Jul. 31, 2024	[2]	Jul. 31, 2025		Jul. 31, 2024	[2]
Disclosure of operating segments [line items]
Net interest income	[1]	$ 5,493		$ 5,270		$ 4,862		$ 15,936		$ 14,329
Non-interest income	[3]	3,993	[4]	3,810	[5]	3,502	[6]	12,002	[7]	10,815	[8]
Total revenue		9,486		9,080		8,364		27,938		25,144
Provision for credit losses		1,041		1,398		1,052		3,601		3,021
Depreciation and amortization		405		393		428		1,201		1,259
Other non-interest expenses		4,684		4,717		4,521		15,489		13,140
Provision for income taxes		829		540		451		2,095		1,521
Net income		2,527		2,032		1,912		5,552		6,203
Net income attributable to non-controlling interests in subsidiaries		80		56		36		(18)		87
Net income attributable to equity holders of the Bank		2,447		1,976		1,876		5,570		6,116
Average assets		1,446,000		1,468,000		1,423,000		1,458,000		1,419,000
Average liabilities		1,360,000		1,382,000		1,341,000		1,373,000		1,339,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	[1],[9]	2,641		2,524		2,577		7,812		7,550
Non-interest income	[3],[9]	730	[4]	711	[5]	728	[6]	2,206	[7]	2,164	[8]
Total revenue	[9]	3,371		3,235		3,305		10,018		9,714
Provision for credit losses	[9]	456		805		435		1,799		1,241
Depreciation and amortization	[9]	137		139		145		412		435
Other non-interest expenses	[9]	1,459		1,442		1,383		4,376		4,112
Provision for income taxes	[9]	361		236		365		947		1,083
Net income	[9]	958		613		977		2,484		2,843
Net income attributable to equity holders of the Bank	[9]	958		613		977		2,484		2,843
Average assets	[9]	463,000		461,000		451,000		461,000		447,000
Average liabilities	[9]	381,000		384,000		389,000		383,000		390,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	[1],[9]	2,245		2,179		2,226		6,593		6,720
Non-interest income	[3],[9]	758	[4]	780	[5]	747	[6]	2,399	[7]	2,287	[8]
Total revenue	[9]	3,003		2,959		2,973		8,992		9,007
Provision for credit losses	[9]	562		550		589		1,714		1,729
Depreciation and amortization	[9]	119		115		142		364		427
Other non-interest expenses	[9]	1,392		1,408		1,408		4,223		4,252
Provision for income taxes	[9]	219		172		170		580		537
Net income	[9]	711		714		664		2,111		2,062
Net income attributable to non-controlling interests in subsidiaries	[9]	41		38		35		114		81
Net income attributable to equity holders of the Bank	[9]	670		676		629		1,997		1,981
Average assets	[9]	223,000		229,000		233,000		227,000		234,000
Average liabilities	[9]	173,000		177,000		179,000		175,000		181,000
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	[1],[9]	266		246		206		744		579
Non-interest income	[3],[9]	1,338	[4]	1,295	[5]	1,222	[6]	3,980	[7]	3,544	[8]
Total revenue	[9]	1,604		1,541		1,428		4,724		4,123
Provision for credit losses	[9]	4		2		10		10		22
Depreciation and amortization	[9]	48		48		48		143		142
Other non-interest expenses	[9]	982		949		878		2,906		2,564
Provision for income taxes	[9]	150		141		122		435		349
Net income	[9]	420		401		370		1,230		1,046
Net income attributable to non-controlling interests in subsidiaries	[9]	3		2		3		7		8
Net income attributable to equity holders of the Bank	[9]	417		399		367		1,223		1,038
Average assets	[9]	39,000		38,000		36,000		38,000		35,000
Average liabilities	[9]	50,000		47,000		41,000		47,000		41,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	[1],[9]	350		368		304		1,037		822
Non-interest income	[3],[9]	1,180	[4]	1,090	[5]	960	[6]	3,545	[7]	2,967	[8]
Total revenue	[9]	1,530		1,458		1,264		4,582		3,789
Provision for credit losses	[9]	19		40		18		77		28
Depreciation and amortization	[9]	65		65		68		194		192
Other non-interest expenses	[9]	829		813		705		2,469		2,123
Provision for income taxes	[9]	144		128		105		440		315
Net income	[9]	473		412		368		1,402		1,131
Net income attributable to non-controlling interests in subsidiaries	[9]			(1)				(1)
Net income attributable to equity holders of the Bank	[9]	473		413		368		1,403		1,131
Average assets	[9]	493,000		502,000		493,000		502,000		497,000
Average liabilities	[9]	513,000		516,000		476,000		513,000		474,000
Operating segments [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	[1]	(9)		(47)		(451)		(250)		(1,342)
Non-interest income	[3]	(13)	[4]	(66)	[5]	(155)	[6]	(128)	[7]	(147)	[8]
Total revenue		(22)		(113)		(606)		(378)		(1,489)
Provision for credit losses				1				1		1
Depreciation and amortization		36		26		25		88		63
Other non-interest expenses		22		105		147		1,515	[10]	89
Provision for income taxes		(45)		(137)		(311)		(307)		(763)
Net income		(35)		(108)		(467)		(1,675)		(879)
Net income attributable to non-controlling interests in subsidiaries		36		17		(2)		(138)		(2)
Net income attributable to equity holders of the Bank		(71)		(125)		(465)		(1,537)		(877)
Average assets		228,000		238,000		210,000		230,000		206,000
Average liabilities		$ 243,000		$ 258,000		$ 256,000		$ 255,000		$ 253,000

[1]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[2]	Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.
[3]	Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.
[4]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(2), International Banking – $39, and Other – $120.
[5]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(2), International Banking – $38, and Other – $123.
[6]	Includes income (on a taxable equivalent basis) from associated corporations for International Banking – $36 and Other – $18.
[7]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $20, International Banking – $112, and Other – $297.
[8]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(7), International Banking – $94, and Other – $70.
[9]	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
[10]	Includes the impairment loss related to the announced sale of the banking operations in Colombia, Costa Rica and Panama. Refer to Note 20 for further details.